United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III
__________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  03/31/2011

Date of Reporting Period:  Six months ended 09/30/10

Item 1.                      Reports to Stockholders

Federated Project and Trade Finance Core Fund

A Portfolio of Federated Core Trust III

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2010	Period Ended 3/31/2010[1]
Net Asset Value, Beginning of Period	$9.93	$10.00
Income From Investment Operations:
Net investment income	0.21	0.15
Net realized and unrealized gain (loss) on investments	0.01	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.08
Less Distributions:
Distributions from net investment income	(0.20)	(0.15)
Distributions from net realized gain on investments	—	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.20)	(0.15)
Net Asset Value, End of Period	$9.95	$9.93
Total Return[3]	2.26%	0.76%
Ratios to Average Net Assets:
Net expenses	0.00%[4]	0.00%[4]
Net investment income	4.20%[4]	2.13%[4]
Expense waiver/reimbursement[5]	0.37%[4]	0.83%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$116,233	$97,645
Portfolio turnover	35%	21%
1	Reflects operations for the period from August 26, 2009 (date of initial investment) to March 31, 2010.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to Septermber 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,022.60	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.07	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At September 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Trade Finance Agreements	83.2%
Corporate Debt Securities	0.3%
Cash Equivalents[2]	19.2%
Other Assets and Liabilities — Net[3]	(2.7)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum and Statement of Additional Information for a description of these security types.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

September 30, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bond – 0.3%
$357,381		Suek Tranche B, Collateral Trust, 1.556%, 5/17/2012 (IDENTIFIED COST $446,158)	351,484
		Trade Finance Agreements – 83.2%
3,459,064		Adopen Plastik ve Insaat Sanayi AS, 4.756%, 9/26/2011	3,453,876
5,000,000		Afrexim, 1.000%, 5/27/2011	4,980,000
4,000,000		Alliance One Tobacco (Malawi) Ltd., 3.106%, 3/31/2011	3,996,000
913,090	[1,2,3]	Arrocera Convadonga SA de CV, 1.000%, 10/22/2010	904,416
654,064		Arrocera Convadonga SA de CV, 1.000%, 11/15/2010	646,542
413,362	[3]	Arrocera Convadonga SA de CV, 1.000%, 12/24/2010	402,821
3,500,000		Arrocera Convadonga SA de CV, 8.50%, 12/17/2010	3,498,250
2,321,429	[1,2]	Azul Airlines, 6.39%, 3/30/2013	2,264,554
2,321,429	[1,2]	Azul Airlines, 6.39%, 3/30/2013	2,264,554
1,833,333		Banacol, 3.50%, 6/14/2013	1,792,083
2,000,000		Bumi Resources Tbk, 11.00%, 8/26/2013	1,988,000
2,500,000		Cosan Ltd., Floating Rate Note, 4.256%, 11/10/2012	2,500,000
4,000,000		Digicel Ltd., 3.79%, 3/31/2015	4,002,000
2,000,000		Energi Mega Persada Tbk, 12.256%, 9/12/2013	1,939,000
7,500,000		Energy Resources LLC, 8.256%, 12/2/2012	7,395,000
4,000,000		Erdenet, 7.50%, 9/8/2013	3,976,000
1,000,000		Ferrexpo UK Ltd., 7.256%, 1/31/2013	986,500
5,000,000		Golden Star Resources Ltd., 3.665%, 9/30/2012	4,930,000
984,282		Heringer, 1.000%, 10/21/2010	968,041
1,000,000		Heringer, 1.000%, 11/21/2010	991,000
2,000,000		International Bank of Azerbaijan, 3.50%, 12/25/2010	1,962,000
2,000,000		Metinvest, 5.756%, 6/23/2013	1,992,000
4,562,203		Petroleum Export Ltd. III, 3.79%, 3/15/2013	4,564,484
3,557,692		Premium Tobacco, 5.256%, 4/30/2011	3,534,567
10,000,000		PT Berau Coal, 4.75%, 7/23/2014	9,845,000
4,000,000		Severstal, 2.64%, 9/23/2013	3,990,000
5,000,000		Shunkhlai LLC, 7.256%, 5/27/2011	4,957,500
4,694,444		Sonangol Finance Ltd., 3.256%, 11/30/2012	4,675,667
595,000		SUEK OJSC, 1.556%, 5/17/2012	585,182
2,963,992		SUEK OJSC, 2.50%, 3/10/2011	2,949,172
750,000		SV Oil & Natural Gas Ltd., 4.256%, 9/14/2013	743,250
1,403,586		TAAG Angola Airlines, 5.54%, 6/30/2011	1,404,287
1,596,414		TAAG Angola Airlines, 5.54%, 8/1/2011	1,597,213
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $96,517,301)	96,678,959
		MUTUAL FUND – 19.2%
22,354,172	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	22,354,172
		TOTAL INVESTMENTS — 102.7% (IDENTIFIED COST $119,317,631)[6]	119,384,615
		OTHER ASSETS AND LIABILITIES - NET — (2.7)%[7]	(3,152,039)
		TOTAL NET ASSETS — 100%	$116,232,576
Semi-Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $5,433,524, which represented 4.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2010, these liquid restricted securities amounted to $5,433,524, which represented 4.7% of total net assets.
3	Non-income producing security.
4	Affiliated company.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $119,222,201.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bond	$ —	$351,484	$ —	$351,484
Trade Finance Agreements	—	96,678,959	—	96,678,959
Mutual Fund	22,354,172	—	—	22,354,172
TOTAL SECURITIES	$22,354,172	$97,030,443	$ —	$119,384,615

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $22,354,172 of investments in an affiliated issuer (Note 5) (identified cost $119,317,631)		$119,384,615
Cash		180,556
Income receivable		793,980
Receivable for investments sold		824,381
TOTAL ASSETS		121,183,532
Liabilities:
Payable for investments purchased	$4,934,651
Accrued expenses	16,305
TOTAL LIABILITIES		4,950,956
Net assets for 11,676,628 shares outstanding		$116,232,576
Net Assets Consist of:
Paid-in capital		$115,914,257
Net unrealized appreciation of investments		66,984
Accumulated net realized gain on investments		146,064
Undistributed net investment income		105,271
TOTAL NET ASSETS		$116,232,576
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$116,232,576 ÷ 11,676,628 shares outstanding, no par value, unlimited shares authorized		$9.95

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended September 30, 2010 (unaudited)

Investment Income:
Interest			$2,229,128
Dividends received from an affiliated issuer (Note 5)			41,427
TOTAL INCOME			2,270,555
Expenses:
Investment adviser fee (Note 5)		$54,080
Administrative personnel and services fee (Note 5)		75,206
Custodian fees		3,935
Transfer and dividend disbursing agent fees and expenses		6,899
Auditing fees		14,289
Legal fees		2,956
Portfolio accounting fees		37,746
Printing and postage		3,458
Insurance premiums		2,167
TOTAL EXPENSES		200,736
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(54,080)
Waiver of administrative personnel and services fee	(75,206)
Reimbursement of other operating expenses	(71,450)
TOTAL WAIVERS AND REIMBURSEMENTS		(200,736)
Net expenses			—
Net investment income			2,270,555
Realized and Unrealized Gain on Investments:
Net realized gain on investments			131,609
Net change in unrealized depreciation of investments			86,859
Net realized and unrealized gain on investments			218,468
Change in net assets resulting from operations			$2,489,023

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2010	Period Ended 3/31/2010[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,270,555	$469,200
Net realized gain on investments	131,609	15,330
Net change in unrealized appreciation/depreciation of investments	86,859	(19,875)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,489,023	464,655
Distributions to Shareholders:
Distributions from net investment income	(2,212,081)	(422,988)
Distributions from net realized gain on investments	—	(290)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,212,081)	(423,278)
Share Transactions:
Proceeds from sale of shares	17,190,000	97,180,100
Net asset value of shares issued to shareholders in payment of distributions declared	2,212,079	423,278
Cost of shares redeemed	(1,091,200)	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,310,879	97,603,378
Change in net assets	18,587,821	97,644,755
Net Assets:
Beginning of period	97,644,755	—
End of period (including undistributed net investment income of $105,271 and $46,797, respectively)	$116,232,576	$97,644,755
1	Reflects operations for the period from August 26, 2009 (date of initial investment) to March 31, 2010.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

September 30, 2010 (unaudited)

1. ORGANIZATION

Federated Project and Trade Finance Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust III (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Fund's investment objective is to provide total return. Currently, the Fund is only available for purchase by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and “qualified purchases” as defined in Section 2(a)(51) of the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Semi-Annual Shareholder Report

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, tax year 2010 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 9/30/2010	Period Ended 3/31/2010[1]
Shares sold	1,728,995	9,792,606
Shares issued to shareholders in payment of distributions declared	222,402	42,625
Shares redeemed	(110,000)	—
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,841,397	9,835,231
1	Reflects operations for the period from August 26, 2009 (date of initial investment) to March 31, 2010.

4. FEDERAL TAX INFORMATION

At September 30, 2010, the cost of investments for federal tax purposes was $119,222,201. The net unrealized appreciation of investments for federal tax purposes was $162,414. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $357,814 and net unrealized depreciation from investments for those securities having an excess of cost over value of $195,400.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended September 30, 2010, the Adviser voluntarily waived $32,148 of its fee and voluntarily reimbursed $71,450 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2010, FAS waived its entire fee of $75,206.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2010, the Adviser reimbursed $21,932. Transactions with the affiliated companies during the period ended September 30, 2010, were as follows:

Affiliate	Balance of Shares Held 3/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	62,237,946	60,118,829	100,002,603	22,354,172	$22,354,172	$41,427

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended September 30, 2010, were as follows:

Purchases	$87,236,720
Sales	$25,546,949

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the six months ended September 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the six months ended September 30, 2010, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated Project and Trade Finance Core Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding the contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. Although the Adviser charges the Fund an investment advisory fee for its services, the Adviser has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero. The Adviser or its affiliates may, however, receive compensation for managing assets invested in the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

As previously noted, the Adviser charges the Fund an investment advisory fee for its services but has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero; however, the Board did consider compensation and benefits received by the Adviser and subadviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

Because the Fund's expenses will remain at zero due to waiver of the investment advisory fee and/or reimbursement of other expenses, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no net advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report

The Fund is not a bank deposit or obligation, is not guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Project and Trade Finance Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31415N103

41216 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                                Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust III

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	November 18, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 18, 2010